GENERAL (Details Narrative)		6 Months Ended
	Apr. 04, 2024 USD ($) shares	Jun. 30, 2025 USD ($) Integer $ / shares shares	Jun. 30, 2024 USD ($)	Apr. 30, 2024 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of operating segments | Integer		1
Proceeds from acquisition		$ 10,875,000
Issuance costs		$ 148,000
Exercise price of warrants | $ / shares		$ 11.5
Aggregate proceeds		$ 34,000	$ 7,551,000
Net loss		7,045,000	5,237,000
Net cash provided by used in operating activities		$ 4,950,000	6,040,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss
Business Combination Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants | $ / shares				$ 1.18961
Class of warrant | shares		6,022,050
SEPA Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issued ordinary shares | shares		39,508
Aggregate proceeds		$ 34,000
SEPA Agreement [Member] | Common Stock [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares		$ 0.8
SEPA Agreement [Member] | Common Stock [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares		$ 1.1
Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from acquisition	$ 10,875,000
Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interests issuable | shares	4,000,000
Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 2,030,000
Early Bird Capital Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 840,000